Loans - Details of Negotiable Obligations (Detail) - Negotiable obligations [member] SFr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Disclosure of detailed information about loans [line items]
Non-current	$ 384,179			$ 245,628	$ 144,326
Current	40,760			24,416	20,828
2016 September [member] | Class LI [Member]
Disclosure of detailed information about loans [line items]
Principal value | SFr			SFr 300
Non-current					5,731
Current				$ 11,563	54
2012 December and 2013 March [member] | Class XIII [Member]
Disclosure of detailed information about loans [line items]
Principal value	2,828
Current					$ 1,427
2013 April [member] | Class XVII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,250
Plus interest rate	2.25%	2.25%	2.25%	2.25%	2.25%
Interest rate	48.01%	48.01%	48.01%
Principal Maturity	2020
Non-current				$ 1,125	$ 2,250
Current	$ 1,217			$ 1,330	$ 96
2013 June [member] | Class XX [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,265
Plus interest rate	2.25%	2.25%	2.25%	2.25%	2.25%
Interest rate	43.66%	43.66%	43.66%
Principal Maturity	2020
Non-current				$ 633	$ 1,265
Current	$ 643			657	12
2014 March [member] | Class XXIX [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 500
Interest rate	42.28%	42.28%	42.28%
Principal Maturity	2020
Non-current				200	350
Current	$ 206			$ 162	$ 158
2014 September [member] | Class XXXIV [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Plus interest rate	0.10%	0.10%	0.10%	0.10%	0.10%
Interest rate	50.25%	50.25%	50.25%
Principal Maturity	2024
Non-current	$ 667			$ 833	$ 1,000
Current	279			299	54
2014 September [member] | Class XXXV [Member]
Disclosure of detailed information about loans [line items]
Principal value	750
Non-current					500
Current				$ 571	$ 298
2015 February [member] | Class XXXVI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 950
Plus interest rate	4.74%	4.74%	4.74%	4.74%	4.74%
Interest rate	56.74%	56.74%	56.74%
Principal Maturity	2020
Non-current				$ 950	$ 950
Current	$ 1,161			$ 187	$ 92
2015 April [member] | Class XXXVIII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 935
Plus interest rate	4.75%	4.75%	4.75%	4.75%	4.75%
Interest rate	53.17%	53.17%	53.17%
Principal Maturity	2020
Non-current				$ 312	$ 626
Current	$ 349			390	362
2015 April [member] | Class XXXIX [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 1,500
Interest rate	8.50%	8.50%	8.50%
Principal Maturity	2025
Non-current	$ 89,416			56,062	27,731
Current	3,230			2,025	1,002
2015 September [member] | Class XLI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,900
Interest rate	50.15%	50.15%	50.15%
Principal Maturity	2020
Non-current				633	1,267
Current	$ 719			$ 801	$ 736
2015 September and 2019 December [member] | Class XLII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 5,196
Plus interest rate	4.00%	4.00%	4.00%	4.00%	4.00%
Interest rate	54.15%	54.15%	54.15%
Principal Maturity	2020
Non-current				$ 1,697	$ 1,697
Current	$ 5,952			243	110
2015 October [member] | Class XLIII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,000
Interest rate	47.08%	47.08%	47.08%
Principal Maturity	2023
Non-current	$ 2,000			2,000	2,000
Current	183			$ 196	80
2015 December [member] | Class XLIV [Member]
Disclosure of detailed information about loans [line items]
Principal value	1,400
Current					$ 1,422
2016 March [member] | Class XLVI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,350
Plus interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
Interest rate	57.63%	57.63%	57.63%
Principal Maturity	2021
Non-current	$ 1,350			$ 1,350	$ 1,350
Current	$ 251			234	114
2016 March [member] | Class XLVII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 1,000
Interest rate	8.50%	8.50%	8.50%
Principal Maturity	2021
Non-current	$ 59,790			37,600	18,599
Current	1,383			$ 870	$ 430
2016 April [member] | Class XLlX [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 535
Plus interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
Interest rate	53.27%	53.27%	53.27%
Principal Maturity	2020
Non-current				$ 535	$ 535
Current	$ 593			62	31
2016 April [member] | Class XLVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 46
Interest rate	8.25%	8.25%	8.25%
Principal Maturity	2020
Non-current				1,723	852
Current	$ 2,785			$ 29	$ 14
2016 July [member] | Class L [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 11,248
Plus interest rate	4.00%	4.00%	4.00%	4.00%	4.00%
Interest rate	63.35%	63.35%	63.35%
Principal Maturity	2020
Non-current				$ 11,248	$ 11,248
Current	$ 12,902			1,238	651
2017 May [member] | Class LII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 4,602
Interest rate	16.50%	16.50%	16.50%
Principal Maturity	2022
Non-current	$ 4,602			4,602	4,602
Current	$ 108			110	110
2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 750
Interest rate	7.00%	7.00%	7.00%
Principal Maturity	2047
Non-current	$ 44,311			27,855	13,846
Current	$ 126			70	44
1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 15
Interest rate	10.00%	10.00%	10.00%
Principal Maturity	2028
Non-current	$ 886			557	276
Current	$ 15			9	5
2013 July [member] | Class XXII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 92
Interest rate	3.50%	3.50%	3.50%
Principal Maturity	2020
Non-current				456	451
Current	$ 729			461	230
2013 October [member] | Class XXIV [Member]
Disclosure of detailed information about loans [line items]
Principal value		$ 150
Current					498
2013 December 2014 April and 2015 February and December [member] | Class XXVI [Member]
Disclosure of detailed information about loans [line items]
Principal value		862
Current					8,422
2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 1,522
Interest rate	8.75%	8.75%	8.75%
Principal Maturity	2024
Non-current	$ 91,010			57,233	28,311
Current	$ 1,925			1,210	599
2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 1,000
Interest rate	6.95%	6.95%	6.95%
Principal Maturity	2027
Non-current	$ 60,399			38,024	18,889
Current	1,890			1,180	445
2013 January [member] | Series A-L [member] | Metrogas [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 177
Current					3,076
2013 January [member] | Series A-U [member] | Metrogas [member]
Disclosure of detailed information about loans [line items]
Principal value		18
Current					$ 256
2018 December [member] | Class II [member] | Metrogas [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 513
Current				$ 519
2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 500
Interest rate	8.50%	8.50%	8.50%
Principal Maturity	2029
Non-current	$ 29,748
Current	17
2019 December [member] | Class II [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,683
Plus interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Interest rate	46.17%	46.17%	46.17%
Principal Maturity	2020
Current	$ 1,729
2019 December [member] | Class Ill [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,157
Plus interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
Interest rate	48.42%	48.42%	48.42%
Principal Maturity	2020
Current	$ 1,189
2019 December [member] | Class IV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value		$ 19
Interest rate	7.00%	7.00%	7.00%
Principal Maturity	2020
Current	$ 1,179